Government assistance - Schedule of Company's Government Assistance, Including Tax Credits (Detail) - CAD ($) $ in Millions	12 Months Ended	364 Months Ended
	Jan. 31, 2019	Jan. 31, 2018
Research and development expense [member]
Government assistance [line items]
Recorded against	$ 23.1	$ 17.8
Operating income [member]
Government assistance [line items]
Recorded against	1.2	4.3
Research and development expense and other elements of operating income [member]
Government assistance [line items]
Recorded against	24.3	22.1
Cost of property, plant and equipment [member]
Government assistance [line items]
Recorded against	$ 1.2	$ 0.4